Retirement Benefits - Fair Value of Pension Plan Assets (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 131.6	$ 131.5	$ 123.7
Public equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.2	0.8
Developed markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29.9	29.9
Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.4	7.2
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.6	6.8
Equity-like funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49.0	52.7
Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20.1	20.2
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.4	13.9
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.9	9.5
Quoted Prices in Active Markets for Identical Assets (Level 1) | Public equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.0	0.6
Quoted Prices in Active Markets for Identical Assets (Level 1) | Developed markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.8	8.2
Quoted Prices in Active Markets for Identical Assets (Level 1) | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.7	0.6
Quoted Prices in Active Markets for Identical Assets (Level 1) | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity-like funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.3	0.1
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.8	0.5
Significant Other Observable Inputs (Level 2) | Public equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | Developed markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1	0.1
Significant Other Observable Inputs (Level 2) | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.4	0.3
Significant Other Observable Inputs (Level 2) | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | Equity-like funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.3	0.1
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Public equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Developed markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Equity-like funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0
Investments Valued at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	118.9	121.5
Investments Valued at Net Asset Value | Public equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.2	0.2
Investments Valued at Net Asset Value | Developed markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22.0	21.6
Investments Valued at Net Asset Value | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.3	6.3
Investments Valued at Net Asset Value | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.6	6.8
Investments Valued at Net Asset Value | Equity-like funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49.0	52.7
Investments Valued at Net Asset Value | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20.0	20.2
Investments Valued at Net Asset Value | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 14.8	$ 13.7